UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 1, 2006

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Shapiro Capital Management LLC
Address:    3060 Peachtree Road, NW Suite 1555
            Atlanta GA  30066

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:       MICHAEL MCCARTHY
Title:      PRINCIPAL
Phone:      404-842-9600

Signature, Place, and Date of Signing:


-----------------------------------------------------------------------
[Signature]                   [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:  Shapiro Capital Management 03/31/2006

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total    $2,094,244,413 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number          Name

___   28-________________           __________________________

[Repeat as necessary.]
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                                                              FORM 13F

                                                                                                                (SEC USE ONLY)
                                                                                                          --------------------------
Page 1 of 2                       Name of Reporting Manager:              Shapiro Capital Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
          Item 1:            Item 2:     Item 3:     Item 4:     Item 5:        Item 6          Item 7               Item 8
                                                                          Investment Discretion            Voting Authority (shares)
                                                                          ---------------------           --------------------------
                                                                                 (b)
                                                                Shares of       Shared    (c)  Manager's
                            Title of     CUSIP        Fair      Principal  (a)    As    Shared    See                           (c)
Name of Issuer                Class      Number   Market Value    Amount   Sole defined  Other  Instr V   (a) Sole   (b)Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Moneygram Intl Inc              Common 60935Y109   $143,317,154  4,665,272         a                      4,043,770    621,502
Andrew Corp                     Common 034425108   $121,985,222  9,933,650         a                      8,573,500  1,360,150
Sierra Pacific Resources        Common 826428104   $118,845,684  8,605,770                                7,399,660  1,206,110
Internet Sec Sys Inc            Common 46060X107   $117,727,772  4,909,415         a                      4,218,197    691,218
Nalco Holding Co                Common 62985Q101   $113,973,752  6,439,195                                5,554,744    884,451
Cooper Companies, Inc.
  (The)                         Common 216648402   $108,866,938  2,014,935         a                      1,767,885    247,050
Molson Coors Brewing Co
  Cl B                     Cl B Common 60871R209   $107,929,884  1,572,863         a                      1,345,460    227,403
Steris Corp                     Common 859152100   $106,571,013  4,318,112                                3,717,410    600,702
Rent-A-Center, Inc.             Common 76009N100   $105,738,576  4,136,877                                3,556,311    580,566
Lifepoint Hosps Inc             Common 53219L109   $105,666,604  3,397,640         a                      2,907,915    489,725
Cox Radio Inc Cl A         Cl A Common 224051102   $102,485,923  7,636,805         a                      6,527,223  1,109,582
Ralcorp Holdings                Common 751028101    $87,164,940  2,290,800                                1,940,450    350,350
FMC Corp                        Common 302491303    $77,969,600  1,257,980         a                      1,091,880    166,100
Odyssey Healthcare Inc          Common 67611V101    $77,578,980  4,507,785                                3,916,035    591,750
US Cellular Corp                Common 911684108    $67,781,284  1,141,868                                  961,448    180,420
Checkpoint Systems Inc          Common 162825103    $66,707,021  2,481,660         a                      2,119,810    361,850
Cooper Tire & Rubber            Common 216831107    $65,506,913  4,568,125         a                      3,730,925    837,200
Magellan Health
  Services, Inc.                Common 559079207    $63,191,882  1,561,450         a                      1,345,400    216,050
Viasys Healthcare               Common 92553Q209    $48,701,626  1,619,070                                1,374,820    244,250
Cincinnati Bell Inc             Common 171871106    $47,799,072 10,575,016         a                      8,956,358  1,618,658
Mosaic Co.                      Common 61945A107    $38,361,367  2,673,266                                2,374,541    298,725

         SUBTOTAL PAGE 1                         $1,893,871,206 90,307,554                               73,379,972 12,262,310
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PAGE 2 OF 2
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          Item 1:            Item 2:     Item 3:     Item 4:     Item 5:        Item 6          Item 7               Item 8
                                                                          Investment Discretion            Voting Authority (shares)
                                                                          ---------------------           --------------------------
                                                                                 (b)
                                                                Shares of       Shared    (c)  Manager's
                            Title of     CUSIP        Fair      Principal  (a)    As    Shared    See                           (c)
Name of Issuer                Class      Number   Market Value    Amount   Sole defined  Other  Instr V   (a) Sole   (b)Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                     Common 002824100    $33,864,516    797,375         a                        690,525    106,850
Discovery Holding Company
  Cl A                     Cl A Common 25468Y107    $31,160,550  2,077,370         a                      1,867,460    209,910
Live Nation                     Common 538034109    $25,163,072  1,268,300         a                        949,700    318,600
Time Warner Inc.                Common 887317105    $19,103,341  1,137,781                                  836,800    300,981
Gentek Inc                      Common 37245X203    $17,998,368    865,722         a                        741,900    123,822
General Cable Corp Del          Common 369300108    $17,653,577    582,050         a                        509,850     72,200
Mine Safety Appliances Co.      Common 602720104    $12,087,600    287,800         a                        233,100     54,700
Schering Plough Corp            Common 806605101     $9,945,063    523,700                                  509,200     14,500
Kraft Foods Inc Va  Cl A        Common 50075n104     $9,499,154    313,400         a                        310,400      3,000
PNM Resources Inc.              Common 69349h107     $7,770,326    318,456                                  230,250     88,206
Liberty Media Corp A       Cl A Common 530718105     $6,494,931    791,100         a                        729,400     61,700
Anheuser Busch Cos Inc          Common 035229103     $6,214,481    145,300         a                        137,450      7,850
OGE Energy Corp                 Common 670837103     $1,228,150     42,350                                   20,750     21,600
Compass Minerals
  International, Inc.           Common 20451N101       $552,279     22,100         a                          9,200     12,900
Alliant Techsystems Inc         Common 018804104       $547,907      7,100         a                              0      7,100
KENNAMETAL INC COM              Common 489170100       $372,954      6,100         a                              0      6,100
Cincinnati Bell 6.75%
  Series B                   Preferred 171871403       $289,775      6,700         a                              0      6,700
REGAL BELOIT CORP COM           Common 758750103       $219,001      5,181                                        0      5,181
Conagra Foods, Inc.             Common 205887102       $208,162      9,700         a                              0      9,700

         SUBTOTAL PAGE 2                           $200,373,207  9,207,585                                7,775,985  1,431,600
           GRAND TOTAL                           $2,094,244,413 99,515,139                               81,155,957 13,693,910

      Number of Securities 36                    $3,722,813,243
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